LEASES, Components of Lease Expense and Supplemental Cash Flow Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Components of Lease Expense [Abstract]
Operating lease cost	$ 16,578	$ 16,594	$ 15,620
Short-term lease cost	583	628	1,249
Supplemental Cash flow Information [Abstract]
Cash paid for amounts included in the measurement of lease liabilities	18,213	17,217	15,802
Supplemental non-cash information on lease liabilities arising from obtaining right-of-use assets	$ 4,520	$ 14,635	$ 5,592